Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,374,802	$ 1,367,437
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	1,200	$ 2,200
Percentage Of Underlying Collateral Rated As Investment Grade		100.00%
Principal amount that would be payable to securitization vehicles	1,200	$ 2,200
Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,172,833	1,169,410
Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,596	14,175
Commercial [Member]
Variable Interest Entity [Line Items]
Total VIE assets	153,350	144,650
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	659	1,031
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	0	1,481
Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	304	2,333
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	35,185	31,852
Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2	23
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	185	225
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,688	2,257
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	17,780	20,092
Maximum exposure to loss	17,780	20,092
Debt and equity interests [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	2,377	2,100
Maximum exposure to loss	2,377	2,100
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	453	598
Maximum exposure to loss	453	598
Debt and equity interests [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	2,409	2,198
Maximum exposure to loss	2,409	2,198
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	1,443
Maximum exposure to loss	0	1,443
Debt and equity interests [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	205	1,867
Maximum exposure to loss	205	1,867
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	12,087	11,258
Maximum exposure to loss	12,087	11,258
Debt and equity interests [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	1
Maximum exposure to loss	0	1
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	42	50
Maximum exposure to loss	42	50
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	207	577
Maximum exposure to loss	207	577
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	14,761	13,628
Maximum exposure to loss	14,761	13,628
Servicing assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	13,811	12,665
Maximum exposure to loss	13,811	12,665
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	57	73
Maximum exposure to loss	57	73
Servicing assets [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	893	890
Maximum exposure to loss	893	890
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	27	(62)
Maximum exposure to loss	78	167
Derivative [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(22)	28
Maximum exposure to loss	28	42
Derivative [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	5	5
Maximum exposure to loss	5	5
Derivative [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Derivative [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	44	(95)
Maximum exposure to loss	45	120
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(4,101)	(3,834)
Maximum exposure to loss	14,415	12,762
Other commitments and guarantees [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(171)	(190)
Maximum exposure to loss	1,183	1,137
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(40)	(34)
Maximum exposure to loss	11,563	10,202
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(20)	(20)
Maximum exposure to loss	20	20
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	71	71
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(3,870)	(3,590)
Maximum exposure to loss	1,420	1,175
Other commitments and guarantees [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	158	157
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	28,467	29,824
Net assets [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	16,017	14,575
Net assets [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	510	671
Net assets [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	3,240	3,082
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(15)	(15)
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	1,443
Net assets [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	205	1,867
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	8,217	7,668
Net assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	1
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	42	50
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	251	482
Total exposure [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	47,034	46,649
Total exposure [Member] | Conforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	17,371	15,902
Total exposure [Member] | Other/Nonconforming Residential Mortgage Loan Securitization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	510	671
Total exposure [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	14,893	13,332
Total exposure [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	25	25
Total exposure [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	1,443
Total exposure [Member] | Asset-based Finance Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	276	1,938
Total exposure [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	13,507	12,433
Total exposure [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	1
Total exposure [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	42	50
Total exposure [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	410	854
Equity Interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	11,000	10,700
Waived fees [Member] | VIEs that we do not consolidate [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Financial support provided to a nonconsolidated legal entity	45	53	$ 109
Trust Preferred Securities [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(2,000)	(2,000)
Securitizations and Variable Interest Entities Textual [Abstract]
Trust Preferred Securities Redeemed, Value		150
Trust Preferred Securities [Member] | Preferred stock [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying Amount Of Equity Related To Unconsolidated Variable Interest Entities	2,500	2,500
Other Investments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities available for sale portfolio of ARS issued by VIEs	$ 0	$ 400